SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Simple Agreement For Future Equity
SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

NOTE 8 – SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

On June 6, 2023, Legacy Stardust Power received $2,000,000 in cash from a single investor and funded a SAFE note on August 15, 2023. The funds were received from an unrelated third party, through its entity which is currently being managed under the purview of an investment management agreement between them and VIKASA Capital Advisors, LLC (a related party) in consideration for which VIKASA Capital Advisors, LLC is paid-investment management fees.

On November 20, 2023, Legacy Stardust Power received an additional $2,000,000 in cash from a single investor, which, along with the $1,000,000 deposit received in September 2023, funded a new $3,000,000 SAFE note. On February 23, 2024, the Company entered into a third SAFE note and received an additional $200,000 in cash from a single investor.

The SAFE notes were classified as a liability based on evaluating characteristics of the instrument and is presented at fair value as a non-current liability in the Company’s unaudited condensed consolidated balance sheets. The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE note conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s Common Stock upon consummation of a SPAC transaction or IPO. Additionally, the SAFE notes provide the investor certain rights upon an equity financing, change in control or dissolution.

On March 21, 2024, Legacy Stardust Power entered into a financing commitment and equity line of credit agreement with American Investor Group Direct LLC (“AIGD”). The agreement replaced the above contingent commitment feature of the SAFE notes, granting the Company an option to drawdown up to an additional $15,000,000 on terms similar to the SAFE notes prior to the First Effective Time. On April 24, 2024, the Company amended and restated the August 2023 SAFE note and the November 2023 SAFE. On May 1, 2024, the Company amended and restated the February 2024 SAFE note. These amendments clarify the conversion mechanism in connection with the Business Combination.

The estimated fair value of the SAFE notes considered the timing of issuance and whether there were changes in the various scenarios since issuance. Pursuant to the consummation of the Business Combination, the SAFE notes converted into 636,916 Common Stock shares of the Company and therefore no further fair valuation was required as at March 31, 2025 and at December 31, 2024. The SAFE notes had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE notes was junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and/or preferred equity, and senior to payments for other equity of the Company that is not SAFE notes and/or pari preferred equity.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 11 – SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

On June 6, 2023, Legacy Stardust Power received $2,000,000 in cash from a single investor and funded a SAFE note on August 15, 2023. The funds were received from an unrelated third party, through its entity which is currently being managed under the purview of an investment management agreement between them and VIKASA Capital Advisors, LLC (a related party) in consideration for which VIKASA Capital Advisors, LLC is paid-investment management fees.

On November 20, 2023, Legacy Stardust Power received an additional $2,000,000 in cash from a single investor, which, along with the $1,000,000 deposit received in September 2023, funded a new $3,000,000 SAFE note. On February 23, 2024, the Company entered into a third SAFE note and received an additional $200,000 in cash from a single investor.

The SAFE notes were classified as a liability based on evaluating characteristics of the instrument and is presented at fair value as a non-current liability in the Company’s consolidated balance sheets. The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE note conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s Common Stock upon consummation of a SPAC transaction or IPO. Additionally, the SAFE notes provide the investor certain rights upon an equity financing, change in control or dissolution.

On March 21, 2024, Legacy Stardust Power entered into a financing commitment and equity line of credit agreement with American Investor Group Direct LLC (“AIGD”). The agreement replaced the above contingent commitment feature of the SAFE notes, granting the Company an option to drawdown up to an additional $15,000,000 on terms similar to the SAFE notes prior to the First Effective Time. On April 24, 2024, the Company amended and restated the August 2023 SAFE note and the November 2023 SAFE. On May 1, 2024, the Company amended and restated the February 2024 SAFE note. These amendments clarify the conversion mechanism in connection with the Business Combination.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The estimated fair value of the SAFE notes considered the timing of issuance and whether there were changes in the various scenarios since issuance. Pursuant to the consummation of the Business Combination, the SAFE notes converted into 636,916 Common Stock shares of the Company and therefore no further fair valuation was required as at December 31, 2024. As at December 31, 2023, the fair value of the SAFE notes was $5,212,200, and is classified as a non-current liability. The SAFE notes had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE notes was junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and/or preferred equity, and senior to payments for other equity of the Company that is not SAFE notes and/or pari preferred equity.